SEGMENTED INFORMATION - Revenue Allocation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of geographical areas [line items]
Revenue	$ 23,668	$ 23,256	$ 46,965	$ 45,138
UNITED STATES
Disclosure of geographical areas [line items]
Revenue	6,900	5,441	13,852	11,015
Canada
Disclosure of geographical areas [line items]
Revenue	2,614	2,903	5,232	5,433
United Kingdom
Disclosure of geographical areas [line items]
Revenue	5,915	6,877	11,401	12,862
Australia
Disclosure of geographical areas [line items]
Revenue	1,483	1,538	2,957	2,999
Brazil
Disclosure of geographical areas [line items]
Revenue	1,385	1,341	2,698	2,553
INDIA
Disclosure of geographical areas [line items]
Revenue	729	697	1,405	1,375
GERMANY
Disclosure of geographical areas [line items]
Revenue	511	485	1,032	1,020
Other Europe
Disclosure of geographical areas [line items]
Revenue	2,297	2,255	4,708	4,501
Colombia
Disclosure of geographical areas [line items]
Revenue	557	527	1,087	1,064
Other Asia
Disclosure of geographical areas [line items]
Revenue	682	689	1,452	1,411
Other
Disclosure of geographical areas [line items]
Revenue	$ 595	$ 503	$ 1,141	$ 905